CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Beginning Balance - Shares at Sep. 30, 2014	146,984,385
Beginning Balance - Amount at Sep. 30, 2014	$ 177,138,693	$ 20,095,161	$ (1,670,592)	$ (158,054,186)	$ 37,509,076
Foreign currency translation adjustment			$ (1,179,530)		(1,179,530)
Stock-based compensation		$ 251,390			251,390
Net loss				$ (3,063,814)	(3,063,814)
Ending Balance, Shares at Dec. 31, 2014	146,984,385
Ending Balance, Amount at Dec. 31, 2014	$ 177,138,693	$ 20,346,551	$ (2,850,122)	$ (161,118,000)	33,517,122
Foreign currency translation adjustment			(2,835,342)		(2,835,342)
Net loss				$ (560,678)	(560,678)
Ending Balance, Shares at Mar. 31, 2015	146,984,385
Ending Balance, Amount at Mar. 31, 2015	$ 177,138,693	$ 20,346,551	(5,685,464)	(161,678,678)	30,121,102
Beginning Balance - Shares at Dec. 31, 2014	146,984,385
Beginning Balance - Amount at Dec. 31, 2014	$ 177,138,693	20,346,551	(2,850,122)	(161,118,000)	33,517,122
Stock-based compensation					9,402
Net loss					(3,758,350)
Ending Balance, Shares at Sep. 30, 2015	147,024,385
Ending Balance, Amount at Sep. 30, 2015	$ 177,148,233	20,353,129	(7,021,346)	(164,876,350)	25,603,666
Beginning Balance - Shares at Mar. 31, 2015	146,984,385
Beginning Balance - Amount at Mar. 31, 2015	$ 177,138,693	20,346,551	(5,685,464)	(161,678,678)	30,121,102
Foreign currency translation adjustment			552,868		$ 552,868
Shares issued: exercise of stock options	30,000				(30,000)
Exercise of stock options	$ 7,278	(2,155)			$ 5,123
Net loss				(3,049,021)	(3,049,021)
Ending Balance, Shares at Jun. 30, 2015	147,014,385
Ending Balance, Amount at Jun. 30, 2015	$ 177,145,971	20,344,396	(5,132,596)	(164,727,699)	27,630,072
Foreign currency translation adjustment			(1,888,750)		$ (1,888,750)
Shares issued: exercise of stock options	10,000				(10,000)
Exercise of stock options	$ 2,262	(669)			$ 1,593
Stock-based compensation		9,402			9,402
Net loss				(148,651)	(148,651)
Ending Balance, Shares at Sep. 30, 2015	147,024,385
Ending Balance, Amount at Sep. 30, 2015	$ 177,148,233	$ 20,353,129	$ (7,021,346)	$ (164,876,350)	$ 25,603,666